Lease (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Lease Term	3 years	3 years
Lease description	The Lease has an initial term of three years through May 1, 2022 with monthly rent due of $2,200 for the first two years and $2,266 during year three.	The Lease has an initial term of three years through May 1, 2022 with monthly rent due of $2,200 for the first two years and $2,266 during year three. The Company has the sole option to renew the lease for an additional two years through May 1, 2024
Rent expense	$ 418
South Korea [Member]
Lease description		The lease has a term of one year from September 23, 2020 through September 23, 2021
Operating lease expenses		$ 1,200
Frequency of payment		Monthly